Cover	Apr. 27, 2026	Apr. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date		Apr. 22, 2026
Registrant Name	TRUPANION, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36537
Entity Tax Identification Number	83-0480694
Entity Address, Address Line One	6100 4th Avenue S, Suite 400
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98108
City Area Code	855
Local Phone Number	727 - 9079
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	TRUP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Central Index Key	0001371285